Related party transactions and balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions and balances
Non-current receivables due from related parties	$ 2,288	$ 2,400
Receivables, Non Current	2,288	2,400
Receivables, Current	14,226	4,572
Payables, Current	11,128	12,973
Sales and Operating Income	43,792	17,222	$ 21,766
Cost of Sales	99,981	94,049	74,548
Staff costs			10,080
Other Operating Expenses	6,209	8,859	8,272
Finance Income	72	224	74
Inmobiliaria Espacio, S.A.
Related party transactions and balances
Receivables, Current	2,953	3,033
Payables, Current	$ 7	4
Short term loan maturity	P1Y
Staff costs
Other Operating Expenses	6	2	2
Finance Income	72	70	74
Grupo Villar Mir, S.A.U.
Related party transactions and balances
Receivables, Current	79	83
Sales and Operating Income			403
Energya VM Generacion, S.L
Related party transactions and balances
Receivables, Current	11,154	1,420
Payables, Current	70	6
Sales and Operating Income	43,772	17,222	20,553
Staff costs
Other Operating Expenses	272	226	503
Energya VM Generacion, S.L | Grupo FerroAtlantica, S.A.U
Related party transactions and balances
Sales and Operating Income	31,898	9,803	15,398
Energya VM Generacion, S.L | Hidro-Nitro Espanola, S.A. - Other segments - Energy
Related party transactions and balances
Sales and Operating Income	11,874	7,419	5,155
Energya VM Gestion, S.L
Related party transactions and balances
Cost of Sales	42		253
Staff costs
Other Operating Expenses	119	22
Marco International
Related party transactions and balances
Sales and Operating Income			765
Cost of Sales			5,212
Villar Mir Energia, S.L.U.
Related party transactions and balances
Non-current receivables due from related parties	2,288
Receivables, Non Current		2,398
Receivables, Current	38	35
Payables, Current	8,941	12,065
Sales and Operating Income			45
Cost of Sales	99,939	94,049	69,083
Staff costs
Other Operating Expenses	1,467	3,362	3,626
Villar Mir Energia, S.L.U. | Grupo Ferroatlantica And Hidro Nitro Espanola [Member]
Related party transactions and balances
Obligation for purchase of energy plus service charge	99,939	94,049	69,083
Espacio Information Technology, S.A.U.
Related party transactions and balances
Payables, Current	1,514	861
Staff costs
Other Operating Expenses	4,226	3,807	4,049
Blue Power Corporation, S.L.
Related party transactions and balances
Payables, Current	134	29
Other related parties
Related party transactions and balances
Receivables, Non Current		2
Receivables, Current	2	1
Payables, Current	462	8
Sales and Operating Income	20
Staff costs
Other Operating Expenses	119	1,440	92
Finance Income		154
Key management personnel
Related party transactions and balances
Staff costs			$ 10,080
Aurinka And Blue Power Corporation, S.L. | Grupo FerroAtlantica, S.A.U
Related party transactions and balances
Purchase of property, plant and equipment	$ 4,252	$ 3,611